Borrowings	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Borrowings
39	BORROWINGS

	2018	2017
	RMB million	RMB million
Non-current
Long-term bank borrowings
– secured (note (a))	3,934	4,816
– unsecured	4,556	108
Guaranteed bonds (note (b))	13,377	10,956
Unsecured bonds (note (b))	4,000	8,831

	25,867	24,711

Current
Current portion of long-term bank borrowings
– secured (note (a))	997	1,028
– unsecured	76	3,103
Current portion of Guaranteed bonds	732	—
Current portion of unsecured bonds	4,834	—
Short-term bank borrowings
– unsecured	8,120	24,959
Short-term debentures (note (c))	14,500	10,000

	29,259	39,090

	55,126	63,801

The borrowings are repayable as follows:

	2018 RMB million	2017 RMB million
Within one year	29,259	39,090
In the second year	7,469	6,527
In the third to fifth years, inclusive	14,258	8,797
After the fifth year	4,140	9,387

Total borrowings	55,126	63,801

Notes:

(a)	As at December 31, 2018, the secured bank borrowings of the Group were secured by the related aircraft and buildings with a net carrying amount of RMB8,391 million (2017: RMB8,379 million) (note 17).

(b)

On March 18, 2013, the Company issued ten-year guaranteed bonds with a principal amount of RMB4.8 billion, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 5.05% per annum, which is payable annually. The principal of the bonds will mature and become repayable on March 18, 2023. CEA Holding has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds (note 49(d)).

On June 15, 2016, the Company issued three-year medium-term bonds with a principal amount of RMB3 billion, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 3.15% per annum, which is payable annually. The principal of the bonds will mature and become repayable on June 15, 2019.

On July 14, 2016, the Company issued five-year medium-term bonds with a principal amount of RMB4 billion, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 3.39% per annum, which is payable annually. The principal of the bonds will mature and become repayable on July 14, 2021.

On July 20, 2016, the Company issued three-year medium-term bonds with a principal amount of RMB1.5 billion, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 3.00% per annum, which is payable annually. The principal of the bonds will mature and become repayable on July 20, 2019.

On September 28, 2016, the Company issued three-year guaranteed notes with a principal amount of KRW120 billion, at an issue price equal to the face value of the notes. The notes bear interest at the rate of 2.05% per annum, which is payable semi-annually. The principal of the notes will mature and become repayable on September 28, 2019. Korean Development Bank has unconditionally and irrevocably guaranteed the due payment and performance of the above notes.

On September 28, 2016, the Company issued three-year notes with a principal amount of KRW55 billion, at an issue price equal to the face value of the notes. The notes bear interest at the rate of 2.85% per annum, which is payable semi-annually. The principal of the notes will mature and become repayable on September 28, 2019.

On October 24, 2016, the Company issued ten-year corporate bonds with a total principal amount of RMB3 billion, of which bonds of RMB1.5 billion bear interest at the rate of 3.03% per annum and the remaining bonds of RMB1.5 billion bear interest at the rate of 3.30% per annum. The bonds interest is payable annually. The principal of the bonds will mature and become repayable on October 24, 2026. CEA Holding has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds (note 49(d)).

On November 16, 2017, Eastern Air Overseas issued three-year corporate bonds with a principal amount of SGD500 million, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 2.80% per annum, which is payable semi-annually. The principal of the bonds will mature and become repayable on November 16, 2020. The Company has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds (note 49(d)).

On March 16, 2018, the Company issued three-year Credit Enhanced bonds with a total principal amount of JPY10 billion, The bonds bear interest at the rate of 0.33% per annum, which is payable semi-annually. The principal of the bonds will mature and become repayable on March 16, 2021. Sumitomo Mitsui Banking Corporation (Hong Kong) has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds.

On March 16, 2018, the Company issued three-year Credit Enhanced bonds with a total principal amount of JPY 20 billion, The bonds bear interest at the rate of 0.64% per annum, which is payable semi-annually. The principal of the bonds will mature and become repayable on March 16, 2021. The bonds are secured by a standby letter of credit issued by Bank of China Limited acting through its Tokyo Branch.

On March 16, 2018, the Company issued three-year Credit Enhanced bonds with a total principal amount of JPY 20 billion, The bonds bear interest at the rate of 0.64% per annum, which is payable semi-annually. The principal of the bonds will mature and become repayable on March 16, 2021. The bonds are secured by a standby letter of credit issued by Industrial and Commercial Bank of China Limited acting through its Shanghai Municipal Branch.

(b)	On July 23, 2018, the Company issued short-term debentures with a principal of RMB2 billion and maturity of 270 days. The debentures bear interest at the rate of 3.95% per annum.

On September 14, 2018, the Company issued short-term debentures with a principal of RMB3 billion and maturity of 180 days. The debentures bear interest at the rate of 3.20% per annum.

On September 20, 2018, the Company issued short-term debentures with a principal of RMB2 billion and maturity of 252 days. The debentures bear interest at the rate of 3.65% per annum.

On October 26, 2018, the Company issued short-term debentures with a principal of RMB3 billion and maturity of 180 days. The debentures bear interest at the rate of 3.10% per annum.

On November 29, 2018, the Company issued short-term debentures with a principal of RMB2 billion and maturity of 180 days. The debentures bear interest at the rate of 2.99% per annum.

On December 17, 2018, the Company issued short-term debentures with a principal of RMB2 billion and maturity of 180 days. The debentures bear interest at the rate of 2.96% per annum.

The terms of the long-term borrowings and bonds were summarized as follows:

		2018	2017
Interest rate and final maturities		RMB million	RMB million
Long-term bank borrowings
RMB denominated	interest rates ranging from 2.65% to 4.25% with final maturities through 2021 (2017: 3.10% to 3.48%)	4,528	3,028
USD denominated	interest rates ranging from 6-month libor +0.55% to 6-month libor +2.85% with final maturities through 2025 (2017: 6-month libor +0.55% to 6-month libor +2.85%)	1,469	2,003
EUR denominated	interest rates at 3 months Euribor+0.5% with final maturities through 2026 (2017: 3 months Euribor+0.5%)	3,566	4,024

Guaranteed bonds
RMB denominated	interest rates ranging from 3.03% to 5.05% with final maturities through 2026 (2017: 3.03% to 5.05%)	7,795	7,794
SGD denominated	interest rates at 2.80% with final maturities through 2020	2,498	2,435
JPY denominated	interest rates ranging from 0.33% to 0.64% with final maturities through 2021	3,084	—
KRW denominated	interest rate at 2.05% with final maturities through 2019 (2017: 2.05%)	732	727

Unsecured bonds
RMB denominated	interest rates ranging from 3.00% to 3.39% with final maturities through 2021 (2017: from 3.00% to 3.39%)	8,500	8,500
KRW denominated	interest rate at 2.85% with final maturities through 2019 (2017: 2.85%)	334	331

		32,506	28,842

Short-term borrowings of the Group are repayable within one year. As at December 31, 2018, the interest rates relating to such borrowings ranged from 2.97% to 4.48% per annum (2017: 0.70% to 4.35% per annum).